Parent Company Only Condensed Financial Information - Condensed Statements of Operations and Comprehensive Income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Operating expenses:
General and administrative expenses	¥ (470,661)	$ (73,857)	¥ (451,284)	¥ (412,117)
Total operating expenses	(2,678,851)	(420,370)	(2,199,951)	(2,366,810)
Interest expense, net	(63,125)	(9,906)	(77,542)	(39,215)
Other long-term investments related impairment			(69,156)
Investment income/(loss)	(4,160)	(653)	7,885	52,211
Others, net	113,480	17,807	146,029	82,422
Income before income tax expense	2,769,534	434,599	685,609	2,706,511
Income tax expense	(435,418)	(68,327)	(90,629)	(411,959)
Other comprehensive income
Foreign currency translation adjustments, net of tax	7,965	1,250	10,596	7,020
Total comprehensive income	2,342,081	367,522	605,576	2,301,572
Parent
Operating expenses:
General and administrative expenses	(19,109)	(2,999)	(15,707)	(18,514)
Total operating expenses	(19,109)	(2,999)	(15,707)	(18,514)
Interest expense, net	(44,865)	(7,040)	(47,783)	(14,085)
Income from subsidiaries, the VIEs and the VIEs' subsidiaries	2,395,789	375,952	626,877	2,260,115
Investment income/(loss)	(1,980)	(311)	27,624	57,391
Others, net	11,239	1,764	3,969	9,645
Income before income tax expense	2,341,074	367,366	594,980	2,294,552
Income tax expense	(7,151)	(1,122)
Net income	2,333,923	366,244	594,980	2,294,552
Other comprehensive income
Foreign currency translation adjustments, net of tax	7,965	1,250	10,596	7,020
Total comprehensive income	¥ 2,341,888	$ 367,494	¥ 605,576	¥ 2,301,572